Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Components of operating lease cost
Operating lease cost	¥ 10,431	¥ 10,752	¥ 10,802
Variable lease cost	621	655	672
Total operating lease cost	11,052	11,407	11,474
Cash payments for operating leases	7,637	10,452	¥ 8,050
Operating lease assets obtained in exchange for operating lease liabilities	¥ 6,171	¥ 7,969
Weighted average remaining lease term (in years)	7 years 4 months 24 days	9 years 2 months 12 days
Weighted average discount rate (as a percent)	4.60%	4.70%